OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2020	2019
Deferred charter revenue	25,504	28,171
Payroll and employee tax accruals	698	714
Bunker obligations on time charter out contracts	435	1,599
Other current liabilities	1,440	11,651
	28,077	42,135
In 2020, we revised our classification of bunker invoices not received to accrued expenses which in prior periods were included under other current liabilities. As of December 31, 2019, accrued bunker invoices amounted to $10.9 million and were presented under other current liabilities.